Marketable debt securities	12 Months Ended
Dec. 31, 2020
Marketable Debt Securities [Abstract]
Marketable debt securities	Marketable debt securities
a) Breakdown
The detail, by classification and type, of Marketable debt securities is as follows:

EUR million
	2020	2019	2018
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	4,440	3,758	2,305
Financial liabilities at amortized cost	230,829	258,219	244,314
	235,269	261,977	246,619
Type
Bonds and debentures outstanding	191,577	208,455	195,498
Subordinated	21,686	20,878	23,676
Notes and other securities	22,006	32,644	27,445
	235,269	261,977	246,619
The distribution of the book value of debt securities issued by contractual maturity is shown below:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	741	3,505	17,440	21,686
Senior unsecured debt	—	2,259	1,985	14,476	34,814	29,037	22,959	105,530
Senior secured debt	—	9,068	6,668	9,025	25,116	15,508	20,662	86,047
Promissory notes and other securities	—	3,942	9,975	8,089	—	—	—	22,006
Debt securities issued	—	15,269	18,628	31,590	60,671	48,050	61,061	235,269
The distribution by contractual maturity of the notional amounts of these debt securities issued is as follows:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	732	3,463	17,233	21,428
Senior unsecured debt	—	2,168	1,905	13,895	33,415	27,871	22,039	101,293
Senior secured debt	—	8,982	6,605	8,939	24,878	15,361	20,466	85,231
Promissory notes and other securities	—	4,158	10,521	8,531	—	—	—	23,210
Debt securities issued	—	15,308	19,031	31,365	59,025	46,695	59,738	231,162
b) Bonds and debentures outstanding
The detail, by currency of issue, of 'Bonds and debentures outstanding' is as follows:

				2020
	EUR million
Currency of issue	2020	2019	2018	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	89,031	89,008	85,479	89,031	1.08%
US dollar	61,174	64,952	62,021	75,064	2.92%
Pound sterling	16,569	20,178	16,616	14,880	2.16%
Brazilian real	8,398	15,292	15,778	53,522	2.99%
Chilean peso	5,624	6,848	6,460	4,903,110	4.67%
Other currencies	10,781	12,177	9,144
Balance at end of year	191,577	208,455	195,498
The changes in 'Bonds and debentures outstanding' were as follows:

EUR million
	2020	2019	2018
Balance at beginning of year	208,455	195,498	176,719
Net inclusion of entities in the Group	785	—	—
Issues	54,905	64,184	68,306
Of which:
Santander Consumer USA Holdings Inc.	12,246	15,631	15,627
Banco Santander (Brasil) S.A.	11,036	13,227	16,422
Banco Santander, S.A.	10,220	12,066	7,683
Santander UK Group Holdings plc group	6,320	4,547	14,984
Santander Consumer Finance, S.A.	2,394	5,150	3,605
SC Germany S.A., Compartment Consumer 2020-1	1,800	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	1,770	577	560
Santander International Products, Plc.	1,588	848	249
Santander Holdings USA, Inc.	1,269	2,778	1,210
Santander Consumer Bank AS	773	1,572	1,342
Banco Santander - Chile	766	1,644	1,483
SCF Rahoituspalvelut IX DAC	650	—	—
PSA Financial Services Spain, E.F.C., S.A.	605	—	—
Santander Consumer Bank AG	500	750	—
PSA Banque France	385	1,132	716
PSA Bank Deutschland GmbH	—	1,104	600
SCF Rahoituspalvelut VIII DAC	—	799	—
Redemptions and repurchases	(62,699)	(52,462)	(48,319)
Of which:
Banco Santander (Brasil) S.A.	(14,211)	(12,817)	(14,802)
Santander UK Group Holdings plc group	(14,102)	(9,115)	(6,800)
Santander Consumer USA Holdings Inc.	(13,959)	(14,517)	(11,939)
Banco Santander, S.A.	(5,991)	(3,303)	(4,752)
Santander Consumer Finance, S.A.	(4,371)	(2,550)	(2,366)
Banco Santander - Chile	(1,974)	(848)	(204)
Santander Holdings USA, Inc.	(1,201)	(1,990)	(903)
Santander Consumer Bank AS	(936)	(1,551)	(1,268)
Banco Santander Totta, S.A.	(784)	(739)	(41)
PSA Banque France	(684)	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(415)	(159)	(579)
Santander International Products, Plc.	(324)	(722)	(491)
PSA Bank Deutschland GmbH	—	(902)	(488)
Banca PSA Italia S.p.A.	—	—	(600)
Exchange differences and other movements	(9,869)	1,235	(1,208)
Balance at year-end	191,577	208,455	195,498
c) Notes and other securities
These notes were issued basically by Santander Consumer Finance, S.A., Santander UK plc, Banco Santander (México), S.A. Institución de Banca Múltiple, Grupo Financiero Santander México, Banco Santander, S.A., Santander Consumer Bank AG, PSA Banque France and Banco Santander - Chile.
d) Guarantees
Set forth below is information on the liabilities secured by assets:

EUR million
	2020	2019	2018
Asset-backed securities	35,753	38,616	38,140
Of which, mortgage-backed securities	2,274	3,819	5,197
Other mortgage securities	49,425	50,269	46,026
Of which: mortgage-backed bonds	24,736	24,736	22,023
Territorial covered bond	869	1,270	1,270
	86,047	90,155	85,436
The main characteristics of the assets securing the aforementioned financial liabilities are as follows:
1.Asset-backed securities
a.Mortgage-backed securities- these securities are secured by mortgage assets (see Note 10.e) with average maturities of more than ten years that must: be a first mortgage for acquisition of principal or second residence, be current in payments, have a loan-to-value ratio below 80% and have a liability insurance policy in force covering at least the appraisal value. The value of the financial liabilities broken down in the foregoing table is lower than the balance of the assets securing them —securitised assets retained on the balance sheet— mainly because the Group repurchases a portion of the bonds issued, and in such cases they are not recognised on the liability side of the consolidated balance sheet.
b.Other asset - backed securities: includes asset-backed securities, notes issued by securitization funds collateralized mainly by mortgage loans that do not meet the above requirements and other loans (mainly personal loans with an average maturity of five years and loans to SMEs with average maturities of seven years) and private issues of Santander Consumer Usa Holdings Inc collateralized by vehicles assigned under operating leases.
2.Other mortgage securities include mainly: (i) mortgage-backed bonds with average maturities of more than ten years that are secured by a portfolio of mortgage loans and credits (included in secured loans  —see note 10.b—) which must: not be classified as of procedural stage; have available appraisals performed by specialised entities; have a loan-to-value (LTV) ratio below 80% in the case of home loans and below 60% for loans for other assets and have sufficient liability insurance, (ii) other debt securities issued as part of the Group’s liquidity strategy in the UK, mainly covered bonds in the UK secured by mortgage loans and other assets.
The fair value of the guarantees received by the Group (financial and non-financial assets) which the Group is authorised to sell or pledge even if the owner of the guarantee has not defaulted is scantly material taking into account the Consolidated financial statements as a whole.
e) Spanish mortgage-market issues
The members of the board of directors hereby state that the Group entities operating in the Spanish mortgage-market issues area have established and implemented specific policies and procedures to cover all activities carried on and guarantee strict compliance with mortgage-market regulations applicable to these activities as provided for in Royal Decree 716/2009, of 24 April implementing certain provisions of Mortgage Market Law 2/1981, of 25 March, and, by application thereof, in Bank of Spain Circulars 7/2010 and 5/2011, and other financial and mortgage system regulations. Also, financial management defines the Grupo Santander's funding strategy.
The risk policies applicable to mortgage market transactions envisage maximum loan-to-value (LTV) ratios, and specific policies are also in place adapted to each mortgage product, which occasionally require the application of stricter limits.
Grupo Santander’s general policies in this respect require the repayment capacity of each potential customer (the effort ratio in loan approval) to be analysed using specific indicators that must be met. This analysis must determine whether each customer’s income is sufficient to meet the repayments of the loan requested. In addition, the analysis of each customer must include a conclusion on the stability over time of the customer’s income considered with respect to the life of the loan. The aforementioned indicator used to measure the repayment capacity (effort ratio) of each potential customer takes into account mainly the relationship between the potential debt and the income generated, considering on the one hand the monthly repayments of the loan requested and other transactions and, on the other, the monthly salary income and duly supported income.
Grupo Santander entities have specialised document comparison procedures and tools for verifying customer information and solvency (see note 53).
Grupo Santander entities’ procedures envisage that each mortgage originated in the mortgage market must be individually valued by an appraisal company not related to the Group.
In accordance with Article 3 of Mortgage Market Law 41/2007, any appraisal company approved by the Bank of Spain may issue valid appraisal reports. However, as permitted by this same article, the Group entities perform several checks and select, from among these companies, a small group with which they enter into cooperation agreements with special conditions and automated control mechanisms. The Group’s internal regulations specify, in detail, each of the internally approved companies, as well as the approval requirements and procedures and the controls established to uphold them. In this connection, the regulations establish the functions of an appraisal company committee on which the various areas of the Group related to these companies are represented. The aim of the committee is to regulate and adapt the internal regulations and the activities of the appraisal companies to the current market and business situation (see note 2.i).
Basically, the companies wishing to cooperate with the Group must have a significant level of activity in the mortgage market in the area in which they operate, they must pass a preliminary screening process based on criteria of independence, technical capacity and solvency -in order to ascertain the continuity of their business- and, lastly, they must pass a series of tests prior to obtaining definitive approval.
In order to comply in full with the legislation, any appraisal provided by the customer is reviewed, irrespective of which appraisal company issues it, to check that the requirements, procedures and methods used to prepare it are formally adapted to the valued asset pursuant to current legislation and that the values reported are customary in the market.
The information required by Bank of Spain circulars 7/2010 and 5/2011, by application of Royal Decree 716/2009, of 24 April is as follows:

EUR million
	2020	2019	2018
Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitised bonds)	76,554	84,720	85,610
Of which:
Loans eligible to cover issues of mortgage-backed securities	57,382	59,517	60,195
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitised mortgage assets	17,610	14,569	15,807
Mortgage-backed bonds
The mortgage-backed bonds ('cédulas hipotecarias') issued by the Group entities are securities the principal and interest of which are specifically secured by mortgages, there being no need for registration in the property register, by mortgage on all those that at any time are recorded in favour of the issuer and are not affected by the issuance of mortgage bonds and / or are subject to mortgage participations, and / or mortgage transfer certificates, and, if they exist, by substitution assets eligible to be hedged and for the economic flows generated by derivative financial instruments linked to each issue, and without prejudice to the issuer’s unlimited liability.
The mortgage bonds include the credit right of its holder against the issuing entity, guaranteeing in the manner provided for in the previous paragraph, and involve the execution to claim from the issuer the payment after due date. The holders of these securities are recognised as preferred creditors, singularly privileged, with the preference, included in number 3º of article 1,923 of the Spanish Civil Code against any other creditor, in relation with the entire group of loans and mortgage loans registered in favour of the issuer, except those that act as coverage for mortgage bonds and / or are subject to mortgage participations and / or mortgage transfer certificates.
In the event of insolvency, the holders of mortgage-backed bonds, as long as they are not considered 'person especially related' to the issuing entity in accordance with Royal Legislative Decree 1/2020, of 5 May, approving the revised text of the Bankruptcy Law and Law 22/2003, of 9 July, on Bankruptcy (the Insolvency Law'), will enjoy the special privilege established in Article 270.1.1 of the aforementioned Insolvency Law. Without prejudice to the foregoing, in accordance with Article 242.10 of the Insolvency Law, during the insolvency proceedings, the payments relating to the repayment of the principal and interest of the bonds issued and outstanding at the date of the insolvency filing will be settled up to the amount of the income received by the insolvent party from the mortgage loans and credits and, where appropriate, from the replacement assets backing the bonds and from the cash flows generated by the financial instruments associated with the issues (Article 14 of Law 2/1981 of 25 March 1981 regulating the mortgage market).
If, due to a timing mismatch, the income received by the insolvent party is insufficient to meet the payments described in the preceding paragraph, the insolvency managers must settle them by realising the replacement assets set aside to cover the issue and, if this is not sufficient, they must obtain financing to meet the mandated payments to the holders of the mortgage-backed bonds, and the finance provider must be subrogated to the position of the bond-holders.
In the event that it would be necessary to proceed in accordance with the terms of Article 212.1 and, in accordance with the requirements of Article 413 of the Insolvency Law, the payments to all holders of the mortgage-backed bonds issued would be made on a pro-rata basis, irrespective of the issue dates of the bonds. If the same credit or loan is subject to the payment of bonds and a mortgage bond issue, it will be paid first to the holders of the bonds.
The outstanding mortgage-backed bonds issued by Grupo Santander totalled EUR 24,736 million at 31 December 2020 (all of which were denominated in euros), of which EUR 24,286 million were issued by Banco Santander, S.A., and EUR 450 million were issued by Santander Consumer Finance, S.A. The issues outstanding at 31 December 2020 and 2019 are detailed in the separate financial statements of each of these companies.
Mortgage-backed bond issuers have an early redemption option for the purpose of complying with the limits on the volume of outstanding mortgage-backed bonds stipulated by mortgage market regulations. In addition, the issuing entity may advance the mortgage-backed bonds, if this has been expressly established in the final conditions of the issue in question and under the conditions set out therein.
None of the mortgage-backed bonds issued by the Group entities had replacement assets assigned to them.